Document And Entity Information	May 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2024
Entity Registrant Name	SUPERIOR ENERGY SERVICES, INC.
Entity Central Index Key	0000886835
Entity Emerging Growth Company	false
Entity File Number	001-34037
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-4613576
Entity Address, Address Line One	1001 Louisiana Street, Suite 2900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	654-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE